NOTE 4 - WARRANTS (Tables)	24 Months Ended
Dec. 31, 2012
Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis [Table Text Block]	Activity for the years ended December 31, 2012 and 2011
		Weighted Average
	Number of Warrants	Exercise Price
Balance, December 31, 2010	1,580,000	$0.50
Granted	-	-
Cancelled	-	-
Exercised	-	-
Balance, December 31, 2011	1,580,000	$0.50
Granted	-
Balance, December 31, 2012	1,580,000	$0.50